Schedule of Company’s Net Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Line Items]
Total net revenue	$ 970	$ 2,511	$ 2,845	$ 5,680	$ 9,912	$ 6,442
UNITED STATES
Segment Reporting [Line Items]
Total net revenue	927	2,265	2,647	5,313	9,152	5,699
Non-US [Member]
Segment Reporting [Line Items]
Total net revenue	$ 43	$ 246	$ 198	$ 367
CHINA
Segment Reporting [Line Items]
Total net revenue						288
Other [Member]
Segment Reporting [Line Items]
Total net revenue					$ 760	$ 455